Accumulated Other Comprehensive Income - Changes in Accumulated Other Comprehensive Income by Component, Net of Tax (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Accumulated Other Comprehensive Income Loss [Line Items]
Balances	¥ 12,184,915		¥ 6,343,439	¥ 5,275,728
Other comprehensive income/(loss) before reclassification	(142,821)		(175,350)	(865,816)
Amounts reclassified from accumulated other comprehensive income	6,393		0	0
Total other comprehensive loss, net of tax	(136,428)	$ (18,690)	(175,350)	(865,816)
Other comprehensive (income)/loss attributable to noncontrolling interests and redeemable noncontrolling interests	(1,096)		(57)	(4,670)
Balances	13,373,764	1,832,198	12,184,915	6,343,439
ASU 2020-06 | Cumulative Effect Period of Adoption
Accumulated Other Comprehensive Income Loss [Line Items]
Balances			24,938	(635,925)
Balances				24,938
Foreign Currency Translation Adjustments
Accumulated Other Comprehensive Income Loss [Line Items]
Balances	1,722,931		1,886,971	2,711,428
Other comprehensive income/(loss) before reclassification	(133,922)		(163,983)	(844,725)
Amounts reclassified from accumulated other comprehensive income	0		0	0
Total other comprehensive loss, net of tax	(133,922)		(163,983)	(844,725)
Other comprehensive (income)/loss attributable to noncontrolling interests and redeemable noncontrolling interests	(611)		(57)	(4,670)
Balances	1,588,398	217,610	1,722,931	1,886,971
Foreign Currency Translation Adjustments | ASU 2020-06 | Cumulative Effect Period of Adoption
Accumulated Other Comprehensive Income Loss [Line Items]
Balances			24,938
Balances				24,938
Unrealized Losses on Available-for-Sale Debt Securities
Accumulated Other Comprehensive Income Loss [Line Items]
Balances	(34,884)		(23,517)	(2,426)
Other comprehensive income/(loss) before reclassification	(8,899)		(11,367)	(21,091)
Amounts reclassified from accumulated other comprehensive income	6,393		0	0
Total other comprehensive loss, net of tax	(2,506)		(11,367)	(21,091)
Other comprehensive (income)/loss attributable to noncontrolling interests and redeemable noncontrolling interests	(485)		0	0
Balances	(37,875)	(5,189)	(34,884)	(23,517)
Unrealized Losses on Available-for-Sale Debt Securities | ASU 2020-06 | Cumulative Effect Period of Adoption
Accumulated Other Comprehensive Income Loss [Line Items]
Balances			0
Balances				0
Accumulated Other Comprehensive Income
Accumulated Other Comprehensive Income Loss [Line Items]
Balances	1,688,047		1,863,454	2,709,002
Total other comprehensive loss, net of tax	(137,524)		(175,407)	(870,486)
Balances	¥ 1,550,523	$ 212,421	¥ 1,688,047	1,863,454
Accumulated Other Comprehensive Income | ASU 2020-06 | Cumulative Effect Period of Adoption
Accumulated Other Comprehensive Income Loss [Line Items]
Balances				¥ 24,938